Related Party Transactions (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 15, 2017	Jun. 08, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amount booked to capital contribution reserve					$ 265
Sentient [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned			369,809,820
Number of common shares beneficially owned, percentage			46.93%
Number of units subscribed					120,428,939
Common shares issued for advancing loan					952,380
Loan advanced by related party					$ 4,500
Fair value of loan advanced					$ 95
Interest rate (as a percent)					15.00%
Amount booked to capital contribution reserve					$ 265
Common shares acquired by related party (in shares)					119,476,559
Common shares acquired by related party value					$ 8,960
Sentient [Member] | Private Placement [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired by related party as finance fee (in shares)					952,380
Common shares acquired by related party as finance fee, fair value					$ 95
Sentient [Member] | Non Brokered Private Placement [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed	38,666,666
Net proceeds from units subscribed by related party	$ 2,900
Number of common share purchase warrants granted	19,333,333
Number of common share purchase warrants granted, exercise price	$ 0.12
Sentient [Member] | Brokered Private Placement [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed		94,666,666
Net proceeds from units subscribed by related party		$ 7,100
Number of common share purchase warrants granted		47,333,333
Number of common share purchase warrants granted, exercise price		$ 0.12
Contemporary Amperex Technology Limited [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned			200,000,000
Number of common shares beneficially owned, percentage			25.38%
Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm			$ 174	$ 244	347
VMS Ventures Inc. [Member]
Disclosure of transactions between related parties [line items]
Rent and utilities expense					$ 16